Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of inventories

	December 31, 2024	December 31, 2023
	€m	€m
Raw materials and consumables	106.7	125.6
Work in progress	63.7	67.0
Finished goods and goods for resale	271.1	253.8
Total inventories	441.5	446.4